March 10, 1999


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Peoples Benefit Life Insurance Company Separate Account V -
     Personal Manager Variable Annuity
     File No. 33-72838, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund and Strong Variable Insurance Products Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 .    Variable Insurance Products Fund (CIK: 356494) filed February 19, 1999
 .    Variable Insurance Products Fund II (CIK: 831016) filed February 19, 1999
 .    Dreyfus Variable Investment Fund (CIK: 813383) filed February 23, 1999
 .    Strong Variable Insurance Products Funds (CIK: 883644) filed March 4, 1999

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel